Related Party Transactions	12 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 - RELATED PARTY TRANSACTIONS

Advisory Firm

The Company had an Advisory and Consulting Agreement (the "Consulting Agreement") with Sandesh Seth, the Company's Chairman of the Board. Mr. Seth has substantial experience in, among other matters, business development, corporate planning, corporate finance, strategic planning, investor relations and public relations, and an expansive network of connections spanning the biopharmaceutical industry, accounting, legal and corporate communications professions. Mr. Seth will provide advisory and consulting services to assist the Company with strategic advisory services, assist in prioritizing product development programs per strategic objectives, assist in recruiting of key personnel and directors, corporate planning, business development activities, corporate finance advice, and assist in investor and public relations services. The Company agreed to pay Mr. Seth $12,500 per month for his services on an ongoing basis. On June 6, 2017, Mr. Seth resigned from the Company to focus his attention on matters external to Relmada. The Company agreed to continue its advisory and consulting arrangement with Mr. Seth through December 31, 2017.

Consulting Agreement

On June 12, 2017, the Company and Maged Shenouda, a director of the Company, entered into a Consulting Agreement. Pursuant to the terms of the agreement, Mr. Shenouda assisted the Company with matters requested by the Company. Mr. Shenouda was paid a consulting fee of $10,000 per month. The agreement was terminated effective December 31, 2017.

There were no related party transactions during the year ended June 30, 2019.